Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 35,529	¥ 42,172
Payables under securities lending transactions	1,098	1,212
Obligations to return securities received as collateral	6,895	6,892
Total	43,522	50,276
Japanese national government and Japanese government agency bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	12,686	13,280
Payables under securities lending transactions	254	577
Obligations to return securities received as collateral	4,013	3,956
Total	16,953	17,813
Foreign government and official institution bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	13,357	17,618
Payables under securities lending transactions	7	9
Obligations to return securities received as collateral	965	1,122
Total	14,329	18,749
Corporate bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	908	657
Payables under securities lending transactions	77	70
Obligations to return securities received as collateral	354	400
Total	1,339	1,127
Residential mortgage-backed securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	7,563	9,650
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	0	0
Total	7,563	9,650
Other debt securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	454	552
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	43	46
Total	497	598
Marketable equity securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	534	367
Payables under securities lending transactions	735	556
Obligations to return securities received as collateral	1,520	1,368
Total	2,789	2,291
Other
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	27	48
Payables under securities lending transactions	25	0
Obligations to return securities received as collateral	0	0
Total	¥ 52	¥ 48